Employee Benefit Expenses (Details) - Schedule of Employee Benefit Expenses	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Employee Benefit Expenses (Details) - Schedule of Employee Benefit Expenses [Line Items]
Wages and salaries	RM 13,188,086	$ 2,873,660	RM 8,847,798	RM 3,647,956
Fees	6,364,322	1,386,774	181,228	728,716
Defined contribution plans	1,125,737	245,296	895,795	433,442
Share based compensation expenses	4,451,733	970,024
Other short-term benefits	85,668	18,667	651,659	117,510
Total	18,851,224	4,107,647	10,395,252	4,198,908
Director [Member]
Employee Benefit Expenses (Details) - Schedule of Employee Benefit Expenses [Line Items]
Wages and salaries	3,258,912	710,111	2,449,284	1,222,000
Fees	5,941,485	1,294,639	388,000	99,000
Defined contribution plans	344,748	75,120	325,751	138,180
Share based compensation expenses	4,018,274	875,574
Other short-term benefits	9,269	2,020	7,676	2,082
Total	RM 13,572,688	$ 2,957,464	RM 3,170,711	RM 1,461,262